Investment Portfolio
(UNAUDITED) | 01.31.2023
CARILLON CLARIVEST INTERNATIONAL STOCK FUND
COMMON STOCKS - 96.6%	Shares	Value
Australia - 5.2%
Commonwealth Bank of Australia	46,662	$3,642,539
Computershare Ltd.	147,291	2,480,658
Mineral Resources Ltd.	31,441	1,990,536
National Australia Bank Ltd.	150,138	3,387,739
Perseus Mining Ltd.	1,359,692	2,065,755
Qantas Airways Ltd.*	927,553	4,186,823
Westpac Banking Corp.	111,100	1,869,358
Austria - 0.4%
voestalpine AG	49,247	1,636,303
Belgium - 0.4%
Anheuser-Busch InBev S.A./N.V.	27,302	1,647,990
Canada - 1.5%
Brookfield Corp.	23,900	889,144
Loblaw Cos Ltd.	22,600	2,024,666
Nutrien Ltd.	11,100	918,834
The Toronto-Dominion Bank	25,600	1,771,249
China - 0.2%
Bank of China Ltd.	2,291,000	872,103
Denmark - 5.3%
AP Moeller-Maersk A/S, Class B	1,440	3,132,422
Danske Bank A/S	67,352	1,403,184
Genmab A/S*	9,134	3,579,585
Novo Nordisk A/S, Class B	79,123	10,949,822
Pandora A/S	8,336	694,146
Finland - 2.0%
Nokia Oyj	534,962	2,536,520
Nordea Bank Abp	410,773	4,802,096
France - 10.4%
Capgemini SE	17,921	3,401,133
Cie de Saint-Gobain	76,302	4,382,094
Eiffage S.A.	31,906	3,407,884
Engie S.A.	150,455	2,136,433
Hermes International	1,362	2,548,984
LVMH Moet Hennessy Louis Vuitton SE	10,957	9,565,153
Pernod Ricard S.A.	20,045	4,149,901
Publicis Groupe S.A.	19,879	1,402,252
Rexel S.A.*	60,475	1,337,847
Sanofi	27,228	2,666,277
TotalEnergies SE	37,591	2,323,896
Veolia Environnement S.A.	56,887	1,688,540
Germany - 6.6%
Bayer AG	35,624	2,217,404
Bayerische Motoren Werke AG	32,636	3,324,443
Brenntag SE	13,238	988,187
Deutsche Post AG	37,799	1,627,493
Deutsche Telekom AG	173,118	3,856,845
Infineon Technologies AG	99,611	3,587,022
Mercedes-Benz Group AG	32,110	2,389,360
Merck KGaA	31,424	6,559,052
Hong Kong - 1.5%
ASMPT Ltd.	133,800	1,105,138
China Conch Venture Holdings Ltd.	418,000	887,032
CK Hutchison Holdings Ltd.	556,500	3,541,539
Israel - 1.4%
Bank Leumi Le-Israel B.M.	292,382	2,583,892
Teva Pharmaceutical Industries Ltd., Sponsored ADR*	269,300	2,838,422
Italy - 1.5%
Enel SpA	211,662	1,246,286
Eni SpA	160,129	2,464,093
Leonardo SpA	176,194	1,814,463
Japan - 22.6%
Bandai Namco Holdings, Inc.	13,400	896,109
Daiichi Sankyo Co. Ltd.	44,100	1,385,046
Electric Power Development Co. Ltd.	49,800	803,699
FUJIFILM Holdings Corp.	47,500	2,513,756
Fujitsu Ltd.	25,100	3,573,724
Honda Motor Co. Ltd.	98,100	2,426,652
Ibiden Co. Ltd.	34,500	1,346,497
ITOCHU Corp.	208,200	6,729,406
Marubeni Corp.	400,500	4,913,568
Mitsubishi Corp.	116,800	3,911,160
Mitsubishi Estate Co. Ltd.	78,000	1,002,543
Mitsubishi UFJ Financial Group, Inc.	341,300	2,499,982
Mitsui & Co. Ltd.	73,100	2,156,651
Mizuho Financial Group, Inc.	121,700	1,901,010
Murata Manufacturing Co. Ltd.	25,700	1,468,511
Nintendo Co. Ltd.	41,000	1,777,670
Nippon Telegraph & Telephone Corp.	307,700	9,226,546
Olympus Corp.	82,300	1,547,209
Ono Pharmaceutical Co. Ltd.	67,700	1,469,002
Renesas Electronics Corp.*	211,700	2,177,568
Sekisui House Ltd.	85,800	1,621,556
Seven & i Holdings Co. Ltd.	96,900	4,574,932
Sony Group Corp.	41,100	3,672,350
Sumitomo Corp.	233,000	4,182,333
Sumitomo Mitsui Financial Group, Inc.	123,200	5,354,407
Takeda Pharmaceutical Co. Ltd.	62,200	1,955,406
TDK Corp.	142,900	5,105,286
Tokyo Electron Ltd.	3,772	1,318,406
Toyota Motor Corp.	224,800	3,301,350
Netherlands - 7.8%
Aegon N.V.	317,965	1,753,822
ASML Holding N.V.	13,183	8,722,464
ASR Nederland N.V.	21,819	1,032,722
Just Eat Takeaway.com N.V.*	48,604	1,246,861
Koninklijke Ahold Delhaize N.V.	146,723	4,379,219
NN Group N.V.	64,766	2,813,947
Prosus N.V.*	21,009	1,696,370
Signify N.V.	39,169	1,418,124
Stellantis N.V.	109,337	1,718,878
STMicroelectronics N.V.	98,141	4,621,277
Norway - 0.6%
Equinor ASA	42,843	1,305,712
Norsk Hydro ASA	118,352	959,580
Singapore - 0.8%
DBS Group Holdings Ltd.	106,100	2,904,622
South Africa - 0.2%
Exxaro Resources Ltd.	64,645	811,285
Spain - 0.7%
Cellnex Telecom S.A.*	20,817	815,773
Repsol S.A.	103,762	1,704,475
Sweden - 1.6%
Atlas Copco AB, Class A	219,041	2,599,154
SSAB AB, Class B	520,482	3,546,913
Switzerland - 6.4%
Alcon, Inc.	73,165	5,520,926
Cie Financiere Richemont S.A.	11,442	1,763,868
Julius Baer Group Ltd.	37,211	2,386,876
Nestle S.A.	22,675	2,766,556
Novartis AG	32,400	2,929,254
Roche Holding AG	14,174	4,424,703
Sonova Holding AG	7,279	1,820,273
UBS Group AG	103,055	2,199,749
United Kingdom - 19.5%
3i Group PLC	270,900	5,285,183
Anglo American PLC	34,838	1,502,575
Ashtead Group PLC	38,981	2,567,628
AstraZeneca PLC	44,379	5,814,196
BAE Systems PLC	522,519	5,531,405
Barclays PLC	1,339,002	3,078,082
Bellway PLC	26,557	694,614
BP PLC	298,335	1,802,017
British American Tobacco PLC	101,181	3,878,648
Centrica PLC	1,293,942	1,611,995
Coca-Cola Europacific Partners PLC	50,136	2,818,646
Diageo PLC	81,482	3,562,885
Experian PLC	21,760	795,751
GSK PLC	52,295	918,559
HSBC Holdings PLC	790,962	5,828,074
Imperial Brands PLC	200,690	5,034,551
Legal & General Group PLC	566,622	1,783,124
Lloyds Banking Group PLC	2,729,522	1,776,358
RELX PLC	125,822	3,738,032
Rio Tinto PLC	45,810	3,586,975
Shell PLC	125,707	3,690,474
SSE PLC	198,126	4,228,929
Standard Chartered PLC	240,559	2,020,600
Vodafone Group PLC	1,155,305	1,333,006
Total common stocks (cost $335,422,127)		362,080,582

PREFERRED STOCKS - 0.8%
Germany - 0.8%
Volkswagen AG	20,975	2,909,026
Total preferred stocks (cost $2,462,239)		2,909,026

EXCHANGE TRADED FUNDS - 1.1%
United States - 1.1%
iShares MSCI EAFE ETF(a)	55,900	3,999,645
Total exchange traded funds (cost $3,177,221)		3,999,645

MONEY MARKET FUNDS - 0.1%
First American Government Obligations Fund - Class X, 4.14%#	505,540	505,540
Total money market funds (cost $505,540)		505,540
Total investment portfolio (cost $341,567,127) - 98.6%		369,494,793
Other assets in excess of liabilities - 1.4%		5,277,554
Total net assets - 100.0%		$374,772,347

* Non-income producing security
ADR - American Depositary Receipt
ETF - Exchange Traded Fund
(a) All or a portion of this security was on loan as of the date of this report. The total fair market value of loaned securities was $497,201 or 0.1% of net assets as of the date of this report.
# Annualized seven-day yield as of the date of this report. Investment made with cash collateral received for securities on loan.

Fair value measurements | The Fund utilizes a three-level hierarchy of inputs to establish a classification of fair value measurements. The three levels are defined as:

Level 1—Valuations based on unadjusted quoted prices for identical securities in active markets;
Level 2—Valuations based on inputs other than quoted prices that are observable, either directly or indirectly, including inputs in markets that are not considered active; and
Level 3—Valuations based on inputs that are unobservable and significant to the fair value measurement, and may include the Valuation Committee’s own assumptions on determining fair value of investments.

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments and is affected by various factors such as the type of investment and the volume and/or level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Valuation Committee, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the valuation date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy. Investments falling into the Level 3 category may be classified as such due to a lack of market transparency and corroboration to support the quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Valuation Committee. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable entity data.

All investments are categorized as Level 2 as of the date of this report, other than Brookfield Corp., Loblaw Cos Ltd., Nutrien Ltd., The Toronto-Dominion Bank, Teva Pharmaceutical Industries Ltd., Sponsored ADR, Coca-Cola Europacific Partners PLC, iShares MSCI EAFE ETF, and First American Government Obligations Fund - Class X, which are categorized as Level 1.  The total value of Level 1 and Level 2 investments as of the date of this report is $15,766,146 and $353,728,647, respectively.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual report.